Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Software licenses		$ 32,188	$ 32,188
Computer equipment		17,080	17,080
Capitalized Computer Software Gross		49,268	49,268
Less accumulated depreciation		(47,895)	(47,154)
Equipment, net	$ 817	$ 1,373	$ 2,114